Property, plant and equipment (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	$ 153,424	$ 130,169
Cost	245,764	261,681	$ 273,912	$ 230,961
Accumulated depreciation and impairment	(109,813)	(115,049)	(120,488)	(100,792)
Additions	9,375	12,188
Decommissioning costs - Additions to / review of estimates	66	6
Capitalized borrowing costs	755	583
Signature Bonuses Transfers (6)		6
Write-offs	(175)	(384)
Transfers (5)	206	781
Transfers to assets held for sale	(135)	(100)
Depreciation, amortization and depletion	(7,639)	(7,145)
Impairment recognition (note 19)		(447)
Impairment reversal (note 19)	50	43
Translation adjustment	(19,976)	10,932
Balance at June 30, 2023	135,951	146,632
Land Buildings And Improvement [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	2,687	2,538
Cost	3,927	4,696	4,634	4,343
Accumulated depreciation and impairment	(1,657)	(1,961)	(1,947)	(1,805)
Additions
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs
Signature Bonuses Transfers (6)
Write-offs	(3)
Transfers (5)	(40)	44
Transfers to assets held for sale		(16)
Depreciation, amortization and depletion	(38)	(42)
Impairment recognition (note 19)
Impairment reversal (note 19)	3	1
Translation adjustment	(339)	210
Balance at June 30, 2023	2,270	2,735
Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	58,409	55,147
Cost	103,923	115,136	118,173	105,429
Accumulated depreciation and impairment	(53,678)	(56,825)	(59,764)	(50,282)
Additions	188	229
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs
Signature Bonuses Transfers (6)
Write-offs	(14)	(181)
Transfers (5)	1,668	1,232
Transfers to assets held for sale	(21)	(52)
Depreciation, amortization and depletion	(2,554)	(2,372)
Impairment recognition (note 19)		(180)
Impairment reversal (note 19)	32	14
Translation adjustment	(7,463)	4,474
Balance at June 30, 2023	50,245	58,311
Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	21,516	14,838
Cost	31,292	29,432	31,467	23,938
Accumulated depreciation and impairment	(8,670)	(9,539)	(9,951)	(9,100)
Additions	6,096	4,653
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs	755	583
Signature Bonuses Transfers (6)
Write-offs	(128)	(17)
Transfers (5)	(2,459)	(1,344)
Transfers to assets held for sale	(5)	(7)
Depreciation, amortization and depletion
Impairment recognition (note 19)		(266)
Impairment reversal (note 19)	2
Translation adjustment	(3,155)	1,453
Balance at June 30, 2023	22,622	19,893
Exploration And Development Costs [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	40,432	38,434
Cost	66,123	73,661	74,809	67,581
Accumulated depreciation and impairment	(31,731)	(33,565)	(34,377)	(29,147)
Additions	32	2
Decommissioning costs - Additions to / review of estimates	66	6
Capitalized borrowing costs
Signature Bonuses Transfers (6)		6
Write-offs	(5)	(35)
Transfers (5)	1,054	848
Transfers to assets held for sale	(109)	(25)
Depreciation, amortization and depletion	(1,979)	(2,207)
Impairment recognition (note 19)		(1)
Impairment reversal (note 19)
Translation adjustment	(5,099)	3,068
Balance at June 30, 2023	34,392	40,096
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	30,380	19,212
Cost	40,499	38,756	44,829	29,670
Accumulated depreciation and impairment	(14,077)	(13,159)	$ (14,449)	$ (10,458)
Additions	3,059	7,304
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs
Signature Bonuses Transfers (6)
Write-offs	(25)	(151)
Transfers (5)	(17)	1
Transfers to assets held for sale
Depreciation, amortization and depletion	(3,068)	(2,524)
Impairment recognition (note 19)
Impairment reversal (note 19)	13	28
Translation adjustment	(3,920)	1,727
Balance at June 30, 2023	$ 26,422	$ 25,597